THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Communications - 4.3%
Airbnb, Inc. - Class A (a)	500	$ 83,245
Alphabet, Inc. - Class A (a)	200	579,408
Alphabet, Inc. - Class C (a)	642	1,857,685
Comcast Corporation - Class A	15,000	754,950
Twitter, Inc. (a)	5,000	216,100
		3,491,388
Consumer Discretionary - 11.2%
Amazon.com, Inc. (a)	850	2,834,189
Home Depot, Inc. (The)	5,000	2,075,050
Lowe's Companies, Inc.	5,500	1,421,640
McDonald's Corporation	5,000	1,340,350
NIKE, Inc. - Class B	8,000	1,333,360
		9,004,589
Consumer Staples - 3.8%
Coca-Cola Company (The)	3,500	207,235
Costco Wholesale Corporation	1,000	567,700
Kroger Company (The)	4,500	203,670
Procter & Gamble Company (The)	4,000	654,320
Walmart, Inc.	10,000	1,446,900
		3,079,825
Energy - 1.9%
Cheniere Energy, Inc.	6,000	608,520
Chevron Corporation	1,000	117,350
Devon Energy Corporation	12,500	550,625
ONEOK, Inc.	5,000	293,800
		1,570,295
Financials - 11.9%
Aflac, Inc.	16,000	934,240
Ares Management Corporation - Class A	5,000	406,350
Blackstone, Inc.	14,000	1,811,460
Brookfield Asset Management, Inc. - Class A	28,000	1,690,640
CME Group, Inc.	3,500	799,610
Intercontinental Exchange, Inc.	1,500	205,155
JPMorgan Chase & Company	21,000	3,325,350
Marsh & McLennan Companies, Inc.	2,500	434,550
		9,607,355
Health Care - 10.4%
Abbott Laboratories	9,500	1,337,030
AbbVie, Inc.	11,500	1,557,100
Bio-Techne Corporation	7,250	3,750,715
Edwards Lifesciences Corporation (a)	4,800	621,840
Pfizer, Inc.	4,000	236,200
Thermo Fisher Scientific, Inc.	900	600,516

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Health Care - 10.4% (Continued)
UnitedHealth Group, Inc.	600	$ 301,284
		8,404,685
Industrials - 11.1%
Emerson Electric Company	6,500	604,305
General Dynamics Corporation	5,200	1,084,044
GXO Logistics, Inc. (a)	3,000	272,490
Honeywell International, Inc.	10,000	2,085,100
Lockheed Martin Corporation	6,000	2,132,460
Raytheon Technologies Corporation	13,500	1,161,810
TE Connectivity Ltd.	9,000	1,452,060
XPO Logistics, Inc. (a)	2,000	154,860
		8,947,129
Materials - 5.0%
Albemarle Corporation	5,000	1,168,850
Freeport-McMoRan, Inc.	25,000	1,043,250
Glencore plc - ADR (a)	20,000	201,600
International Paper Company	7,000	328,860
Linde plc	1,500	519,645
Mosaic Company (The)	6,000	235,740
Sylvamo Corporation (a)	636	17,738
Vulcan Materials Company	2,300	477,434
		3,993,117
Real Estate - 2.8%
Mid-America Apartment Communities, Inc.	10,000	2,294,400

Technology - 26.8%
Accenture plc - Class A	5,650	2,342,208
Apple, Inc.	15,000	2,663,550
ASML Holding N.V.	850	676,719
Mastercard, Inc. - Class A	2,000	718,640
Microsoft Corporation	10,000	3,363,200
NVIDIA Corporation	18,700	5,499,857
ON Semiconductor Corporation (a)	4,000	271,680
Palantir Technologies, Inc. - Class A (a)	10,000	182,100
QUALCOMM, Inc.	6,000	1,097,220
S&P Global, Inc.	500	235,965
Skyworks Solutions, Inc.	10,000	1,551,400
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,000	721,860
Texas Instruments, Inc.	6,200	1,168,514
Visa, Inc. - Class A	5,300	1,148,563
		21,641,476

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Utilities - 1.6%
WEC Energy Group, Inc.	13,000	$ 1,261,910

Total Common Stocks (Cost $23,893,787)		$ 73,296,169

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (Cost $1,561,243)	22,000	$ 1,572,780

MONEY MARKET FUNDS - 7.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $5,903,179)	5,903,179	$ 5,903,179

Total Investments at Value - 100.0% (Cost $31,358,209)		$ 80,772,128

Liabilities in Excess of Other Assets - (0.0%) (c)		(26,010)

Net Assets - 100.0%		$ 80,746,118

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.
(c)	Percentage rounds to less than 0.1%.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Consumer Discretionary - 6.4%
Dick's Sporting Goods, Inc.	2,500	$ 287,475
Gildan Activewear, Inc.	13,400	568,026
Hasbro, Inc.	5,000	508,900
Kontoor Brands, Inc.	1,671	85,639
Macy's, Inc.	5,000	130,900
NVR, Inc. (a)	135	797,697
Scotts Miracle-Gro Company (The)	2,000	322,000
Service Corporation International	13,000	922,870
Tempur Sealy International, Inc.	12,000	564,360
VF Corporation	3,000	219,660
		4,407,527
Consumer Staples - 3.5%
Bunge Ltd.	3,000	280,080
Celsius Holdings, Inc. (a)	12,000	894,840
Church & Dwight Company, Inc.	9,000	922,500
Energizer Holdings, Inc.	5,000	200,500
Hain Celestial Group, Inc. (The) (a)	3,500	149,135
		2,447,055
Energy - 3.3%
Continental Resources, Inc.	7,000	313,320
Devon Energy Corporation	10,000	440,500
Enphase Energy, Inc. (a)	6,000	1,097,640
Marathon Oil Corporation	18,000	295,560
ONEOK, Inc.	2,500	146,900
		2,293,920
Financials - 18.5%
Alleghany Corporation (a)	1,190	794,432
American Financial Group, Inc.	8,600	1,180,952
Ares Management Corporation - Class A	6,500	528,255
Arthur J. Gallagher & Company	8,000	1,357,360
B. Riley Financial, Inc.	700	62,202
Berkley (W.R.) Corporation	11,175	920,708
Brown & Brown, Inc.	20,000	1,405,600
Carlyle Group, Inc. (The)	7,000	384,300
CME Group, Inc.	5,000	1,142,300
Intercontinental Exchange, Inc.	9,000	1,230,930
Morgan Stanley	8,565	840,741
Nasdaq, Inc.	8,500	1,785,085
Old Republic International Corporation	24,400	599,752
SEI Investments Company	4,500	274,230
Voya Financial, Inc.	4,000	265,240
		12,772,087
Health Care - 16.0%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	1,284,469
Bio-Techne Corporation	4,000	2,069,360

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 16.0% (Continued)
Centene Corporation (a)	6,000	$ 494,400
Charles River Laboratories International, Inc. (a)	4,500	1,695,510
Chemed Corporation	2,500	1,322,600
Editas Medicine, Inc. (a)	2,000	53,100
Globus Medical, Inc. - Class A (a)	3,000	216,600
Laboratory Corporation of America Holdings (a)	2,574	808,776
Penumbra, Inc. (a)	2,500	718,300
ResMed, Inc.	1,200	312,576
Teleflex, Inc.	3,950	1,297,496
Waters Corporation (a)	2,000	745,200
		11,018,387
Industrials - 16.4%
AMETEK, Inc.	2,350	345,544
C.H. Robinson Worldwide, Inc.	4,000	430,520
ChargePoint Holdings, Inc. (a)	2,000	38,100
Donaldson Company, Inc.	13,000	770,380
Expeditors International of Washington, Inc.	8,000	1,074,320
Fastenal Company	18,000	1,153,080
Graco, Inc.	13,000	1,048,060
GXO Logistics, Inc. (a)	2,000	181,660
Jacobs Engineering Group, Inc.	8,475	1,179,974
L3Harris Technologies, Inc.	5,400	1,151,496
MasTec, Inc. (a)	5,700	525,996
MSC Industrial Direct Company, Inc. - Class A	5,000	420,300
National Instruments Corporation	12,000	524,040
nVent Electric plc	2,900	110,200
Pentair plc	2,900	211,787
Snap-on, Inc.	1,475	317,686
Waste Connections, Inc.	10,500	1,430,835
Woodward, Inc.	3,900	426,894
		11,340,872
Materials - 8.1%
Albemarle Corporation	6,700	1,566,259
Ashland Global Holdings, Inc.	6,000	645,960
Martin Marietta Materials, Inc.	3,000	1,321,560
Packaging Corporation of America	6,000	816,900
Steel Dynamics, Inc.	14,000	868,980
Valvoline, Inc.	9,236	344,410
		5,564,069
Real Estate - 5.4%
Mid-America Apartment Communities, Inc.	15,000	3,441,600
New Residential Investment Corporation	25,000	267,750
		3,709,350
Technology - 16.4%
Analog Devices, Inc.	3,671	645,252
ANSYS, Inc. (a)	3,500	1,403,920

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Technology - 16.4% (Continued)
Arrow Electronics, Inc. (a)	10,100	$ 1,356,127
Broadridge Financial Solutions, Inc.	3,500	639,870
InterDigital, Inc.	2,500	179,075
Lam Research Corporation	1,075	773,086
Microchip Technology, Inc.	12,000	1,044,720
MicroStrategy, Inc. - Class A (a)	500	272,245
NVIDIA Corporation	10,400	3,058,744
Okta, Inc. (a)	3,500	784,595
Sprinklr, Inc. - Class A (a)	4,000	63,480
Xilinx, Inc.	5,000	1,060,150
		11,281,264
Utilities - 0.2%
UGI Corporation	3,038	139,475

Total Common Stocks (Cost $18,596,051)		$ 64,974,006

EXCHANGE-TRADED FUNDS - 0.4%	Shares	Value
Vanguard Mid-Cap Value ETF (Cost $299,345)	2,000	$ 300,660

MONEY MARKET FUNDS - 5.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $3,503,910)	3,503,910	$ 3,503,910

Total Investments at Value - 99.7% (Cost $22,399,306)		$ 68,778,576

Other Assets in Excess of Liabilities - 0.3%		198,404

Net Assets - 100.0%		$ 68,976,980

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.